Stock Transactions	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Equity
Shareholders' Equity and Share-based Payments [Text Block]

NOTE 11. STOCK TRANSACTIONS

On December 12, 2011 the Company issued 258,824 shares of common stock in satisfaction of $11,000 principal amount of Convertible Notes Payable.

On December 19, 2011 the Company issued $338,983 shares of common stock in satisfaction of $12,000 principal amount of Convertible Notes Payable.

On December 26, 2011 an employee of the Company consented to the cancellation of 15,000 common shares previously issued as compensation.

On December 29, 2011 75,000 common shares previously issued to the company’s former Chief Financial Officer were returned for cancellation by the Company. Of that amount 40,000 are subject to forfeiture and are cancelled pursuant to those forfeiture provisions at the company’s option and the company’s former Chief Financial Officer has consented to cancellation of the remaining 35,000 common shares.

On January 10, 2012 the Company issued 27,499 shares of common stock to a consultant in consideration of services rendered valued at $8,249.

On January 27, 2012 the Company issued 279,635 shares of common stock in satisfaction of $7,500 principal amount of Convertible Notes Payable and $1,700 of accrued but unpaid interest on Convertible Notes Payable.

On February 3, 2012 the Company issued 528,821 shares of common stock in satisfaction of $15,000 principal amount of Convertible Notes Payable.

On February 16, 2012 the Company issued 721,154 shares of common stock in satisfaction of $15,000 principal amount of Convertible Notes Payable.

On February 26, 2012 the Company issued 174,663 shares of common stock to a consultant in consideration of services rendered valued at $52,398.

NOTE 14.  STOCK TRANSACTIONS

In the twelve months ended May 31, 2011, the Company:

On October 12, 2010, the Company issued 2,000,000 shares of common stock at five cents per share, realizing $100,000.

On November 16, 2010, the Company made a Stock Award of 45,000 common shares for services.  An expense of $53,100 was recorded.

On November 30, 2010, the Company made a Stock Award of 10,000 common shares for services. An expense of $9,300 was recorded.

On January 3, 2011, the Company issued 38,712 shares of common stock in satisfaction of $39,989 owed by the Company.

On January 3, 2011, the Company issued 3,000 shares of common stock to employees as consideration for services rendered. An expense of $5,640 was recorded.

On January 3, 2011, the Company issued 10,000 shares of common stock to employees as consideration for services rendered. An expense of $18,800 was recorded.

On January 3, 2011, the Company issued 25,000 shares of common stock to its CFO as consideration for services rendered. An expense of $47,000 was recorded.

On January 4, 2011, the Company issued 9,383 shares to a consultant for broker fees. An expense of $17,640 was recognized as part of the purchase agreement with Pet Pointers, Inc.

On January 14, 2011, the Company issued 102,766 shares of common stock as part of the purchase agreement with Pet Pointers, Inc. An expense of $193,200 was recognized.

On January 26, 2011, the Company sold 200,000 common shares at fifty cents per share, realizing $100,000.

On February 4, 2011, the Company issued 10,000 shares of common stock to a consultant for services. An expense of $42,000 was recorded.

On February 4, 2011, the Company issued 5,000 common shares to an employee. An expense of $21,000 was recorded.

On March 25, 2011, the Company issued 7,000 shares of common stock to multiple employees as bonuses. The expense of $15,330 was recorded.

On April 1, 2011, the Company issued 50,000 shares of restricted stock to Tammy Reynolds, the Company’s CFO as consideration for completion of her first year’s employment agreement. Of this amount, 10,000 shares vested as of  April 1, 2011 and an expense in the amount of $10,000 was recognized. The remaining 40,000 are forfeited pursuant to Ms. Reynolds terms of employment and are subject to cancellation.

On April 4, 2011, the Company issued 600,000 shares of common stock to David Koos, CEO, in lieu of outstanding loans to Mr. Koos and to Bombardier, a company controlled by Mr. Koos. The loan balances and accrued interest were paid in the amount of $251,178.

On May 3, 2011, the Company issued 17,600 shares to Pet Pointers, Inc. in the purchase of their accounts receivable. An accounts receivable asset was booked in the amount of $17,600.

On June 9, 2011, the Company issued 5,000 shares of Series AA Preferred Stock to David Koos, the Company’s CEO as payment of Accrued Salary in the amount of $2,000.

On August 29, 2011,  the Company issued 143,000 common shares to Dr. Gregory McDonald in full satisfaction of $50,000 owed to Dr. McDonald.

On August 29, 2011 the Company issued 11,000 shares to an employee as consideration for services rendered valued at $3,268.